Significant Accounting Policies - Schedule of Lease Liability (Parenthetical) (Detail) - Adoption of IFRS 16 [member]	Jan. 01, 2019
Disclosure of significant accounting policies [line items]
Extension Period	5 years
Bottom of range [member]
Disclosure of significant accounting policies [line items]
Estimated incremental borrowing rate	3.9764%
Top of range [member]
Disclosure of significant accounting policies [line items]
Estimated incremental borrowing rate	4.334%